Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 178,774	$ 2,412,564	$ 0
Prepaid expenses	31,414	6,179	0
Short-term prepaid insurance	259,794	430,995	0
Total current assets	469,982	2,849,738	0
Deferred offering costs		0	65,353
Long term prepaid insurance	0	152,045	0
Marketable securities and cash held in Trust Account	304,540,620	296,122,647	0
Total Assets	305,010,602	299,124,430	65,353
Current liabilities:
Accrued expenses	81,227	75,000	18,958
Accrued offering costs		0	2,853
Total current liabilities	81,227	75,000	59,311
Deferred underwriting fee payable	10,062,500	10,062,500	0
Total Liabilities	10,143,727	10,137,500	59,311
Commitments and Contingencies (Note 6)
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding as of September 30, 2025 and December 31, 2024	0	0	0
Additional paid-in capital	0	0	24,281
Accumulated deficit	(9,674,537)	(7,136,509)	(18,958)
Total Shareholders' (Deficit) Equity	(9,673,745)	(7,135,717)	6,042
Total Liabilities, Class A Ordinary Shares Subject to Redemption and Shareholders' Deficit	305,010,602	299,124,430	65,353
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption	304,540,620	296,122,647	0
Shareholders' (Deficit) Equity
Common Stock	73	73	0
Common Class B [Member]
Shareholders' (Deficit) Equity
Common Stock	$ 719	719	719
Related Party [Member]
Current liabilities:
Promissory note – related party		$ 0	$ 37,500